Basis of preparation - Schedule of consolidated entities (Details)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
ADCT America
Disclosure of subsidiaries [line items]
Consolidated entity ownership	100.00%	100.00%
ADCT UK
Disclosure of subsidiaries [line items]
Consolidated entity ownership	100.00%	100.00%